WARRANT AND OPTION LIABILITY (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of warrant liability activity

	Weighted Average exercise price	Number of warrants	Warrant liability
	CAD$	#	$
Balance December 31, 2022	0.14	24,935,560	1,016,560
Warrants issued	0.10	14,720,303	533,874
Warrants expired	0.15	(264,810)	(5,791)
Fair value adjustment for warrants outstanding			(1,410,748)
Balance, December 31, 2023	0.12	39,391,053	133,895
Warrants issued	0.10	15,540,000	421,356
Warrants expired	0.14	(18,420,750)	(29,827)
Fair value adjustment for warrants outstanding			60,590
Balance December 31, 2024	0.11	36,510,303	586,014
Warrants issued	0.12	2,141,000	63,036
Warrants expired	0.10	(25,970,303)	(50,482)
Fair value adjustment for warrants outstanding			(107,455)
Balance, September 30, 2025	0.12	12,681,000	491,113
Current portion			0
Non-current portion			491,113

Schedule of outstanding and exercisable warrants

September 30, 2025
Expiry date	Number of warrants outstanding	Weighted average exercise price (CAD)	Weighted average remaining life	Weighted average share price (CAD)	Weighted average volatility	Weighted average risk free interest rate
	#	$	Years	$
October 25, 2027	6,000,000	0.12	2.07	0.07	183%	4%
December 3, 2027	3,230,000	0.12	2.18	0.07	179%	4%
December 23, 2027	1,310,000	0.12	2.23	0.07	178%	4%
October 25, 2026	480,000	0.12	1.07	0.07	181%	4%
June 30, 2028	1,661,000	0.12	2.75	0.07	172%	4%
	12,681,000	0.12	2.16	0.07	180%	4%

December 31, 2024
Expiry date	Number of warrants outstanding	Weighted average exercise price (CAD)	Weighted average remaining life	Share price	Weighted average volatility	Weighted average risk free interest rate
	#	$	Years	$
April 13, 2025	6,250,000	0.15	0.28	0.03	246%	4%
April 24, 2025	14,500,000	0.10	0.31	0.03	245%	4%
January 17, 2026	5,000,000	0.05	1.05	0.03	119%	4%
October 25, 2027	6,000,000	0.12	2.82	0.03	244%	4%
December 3, 2027	3,230,000	0.12	2.92	0.03	240%	4%
December 23, 2027	1,310,000	0.12	2.98	0.03	238%	4%
April 24, 2025	220,303	0.10	0.31	0.03	117%	4%
	36,510,303	0.11	1.15	0.03	226%	4%